Tax-Managed Growth Portfolio

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 2.9%
Arconic, Inc.	4	$104
Boeing Co. (The)	899,254	342,139,169
General Dynamics Corp.	138,707	25,345,930
Huntington Ingalls Industries, Inc.	1,096	232,122
L3Harris Technologies, Inc.	650	135,616
Lockheed Martin Corp.	75,760	29,550,946
Northrop Grumman Corp.	48,050	18,008,660
Raytheon Co.	246,559	48,372,410
Textron, Inc.	1,025	50,184
TransDigm Group, Inc.(1)	847	441,007
United Technologies Corp.	805,026	109,902,150

		$574,178,298

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	1,057,598	$89,663,159
Expeditors International of Washington, Inc.	1,300	96,577
FedEx Corp.	309,963	45,121,314
United Parcel Service, Inc., Class B	1,600,137	191,728,415

		$326,609,465

Airlines — 0.0%(2)
American Airlines Group, Inc.	66,989	$1,806,693
Delta Air Lines, Inc.	56,768	3,269,837
Southwest Airlines Co.	27,758	1,499,210

		$6,575,740

Auto Components — 0.6%
Adient PLC	15,055	$345,663
Aptiv PLC	886,000	77,454,120
BorgWarner, Inc.	800	29,344
Dorman Products, Inc.(1)	20,445	1,626,195
Garrett Motion, Inc.(1)	36,184	360,392
Gentex Corp.	1,443,192	39,738,292

		$119,554,006

Automobiles — 0.1%
Daimler AG	38,000	$1,887,080
Ford Motor Co.	1,212,584	11,107,270
General Motors Co.	73,598	2,758,453
Harley-Davidson, Inc.	20,162	725,227
Tesla, Inc.(1)	7,397	1,781,715
Toyota Motor Corp. ADR	5,000	672,450

		$18,932,195

Banks — 6.0%
Bank of America Corp.	3,251,417	$94,843,834
Bank of Montreal	4	295

Security	Shares	Value
BB&T Corp.	1,593,558	$85,048,190
CIT Group, Inc.	1,490	67,512
Citigroup, Inc.	860,598	59,450,110
Commerce Bancshares, Inc.	63,157	3,830,472
CVB Financial Corp.	268,604	5,605,765
Fifth Third Bancorp	1,343,149	36,775,420
First Republic Bank	1,200	116,040
HSBC Holdings PLC	220,592	1,691,687
HSBC Holdings PLC ADR	424	16,226
Huntington Bancshares, Inc.	144,510	2,062,158
ING Groep NV ADR	131,510	1,374,280
JPMorgan Chase & Co.	3,668,344	431,727,405
KeyCorp	111,489	1,988,964
M&T Bank Corp.	230,611	36,429,620
Pinnacle Financial Partners, Inc.	34,686	1,968,431
PNC Financial Services Group, Inc. (The)	91,751	12,859,820
Regions Financial Corp.	714,736	11,307,124
Societe Generale SA	460,793	12,622,095
Sterling Bancorp	103,627	2,078,758
SunTrust Banks, Inc.	481,054	33,096,515
SVB Financial Group(1)	28,107	5,872,958
Synovus Financial Corp.	1,565	55,964
Toronto-Dominion Bank (The)	4,894	285,124
U.S. Bancorp	1,385,901	76,695,761
Wells Fargo & Co.	5,047,885	254,615,319
Western Alliance Bancorp	23,987	1,105,321

		$1,173,591,168

Beverages — 2.6%
Anheuser-Busch InBev SA/NV ADR	25,379	$2,414,812
Boston Beer Co., Inc. (The), Class A(1)	4,730	1,722,098
Brown-Forman Corp., Class A	10,699	639,265
Brown-Forman Corp., Class B	347,685	21,827,664
Coca-Cola Co. (The)	3,479,200	189,407,648
Constellation Brands, Inc., Class A	39,872	8,264,668
Diageo PLC ADR	8,226	1,345,116
Keurig Dr Pepper, Inc.	2,700	73,764
Molson Coors Brewing Co., Class B	186,000	10,695,000
Monster Beverage Corp.(1)	171,250	9,942,775
PepsiCo, Inc.	1,986,049	272,287,318

		$518,620,128

Biotechnology — 2.7%
AbbVie, Inc.	1,483,842	$112,356,516
Agios Pharmaceuticals, Inc.(1)	74,972	2,429,093
Alexion Pharmaceuticals, Inc.(1)	470,965	46,126,312
Alkermes PLC(1)	5,000	97,550
Alnylam Pharmaceuticals, Inc.(1)	188,700	15,175,254
Amgen, Inc.	620,866	120,143,780
Argenx SE ADR(1)	292,348	33,315,978
Biogen, Inc.(1)	104,103	24,237,260
Bluebird Bio, Inc.(1)	138,545	12,721,202
Celgene Corp.(1)	237,107	23,544,725
Exact Sciences Corp.(1)	130,554	11,798,165
Gilead Sciences, Inc.	980,135	62,120,956

Security	Shares	Value
Incyte Corp.(1)	82,222	$6,103,339
Neurocrine Biosciences, Inc.(1)	64,045	5,771,095
Regeneron Pharmaceuticals, Inc.(1)	18,129	5,028,985
Vertex Pharmaceuticals, Inc.(1)	342,092	57,957,227

		$538,927,437

Building Products — 0.4%
A.O. Smith Corp.	27,845	$1,328,485
Fortune Brands Home & Security, Inc.	2,923	159,888
Johnson Controls International PLC	339,791	14,913,427
Lennox International, Inc.	216,960	52,714,771
Lennox International, Inc.(3)	25,181	6,116,239
Masco Corp.	25,000	1,042,000
Resideo Technologies, Inc.(1)	60,308	865,420

		$77,140,230

Capital Markets — 4.2%
Affiliated Managers Group, Inc.	58,716	$4,893,979
Ameriprise Financial, Inc.	216,131	31,792,870
Bank of New York Mellon Corp. (The)	474,409	21,448,031
BlackRock, Inc.	11,190	4,986,712
Brookfield Asset Management, Inc., Class A	88,282	4,686,891
Cboe Global Markets, Inc.	175,414	20,156,823
Charles Schwab Corp. (The)	3,896,040	162,971,353
CME Group, Inc.	207,818	43,920,256
E*TRADE Financial Corp.	4,593	200,668
FactSet Research Systems, Inc.	11,308	2,747,505
Federated Investors, Inc., Class B	549	17,793
Franklin Resources, Inc.	211,191	6,094,972
Goldman Sachs Group, Inc. (The)	690,787	143,151,790
Intercontinental Exchange, Inc.	146,656	13,531,949
Invesco Ltd.	1,367	23,157
Legg Mason, Inc.	122,902	4,693,627
LPL Financial Holdings, Inc.	215,573	17,655,429
Moody’s Corp.	246,080	50,404,566
Morgan Stanley	2,565,982	109,490,452
Nasdaq, Inc.	71,203	7,074,018
Northern Trust Corp.	2,500	233,300
Raymond James Financial, Inc.	39,363	3,245,873
S&P Global, Inc.	244,437	59,882,176
SEI Investments Co.	150,000	8,888,250
State Street Corp.	506,695	29,991,277
Stifel Financial Corp.	112,796	6,472,235
T. Rowe Price Group, Inc.	587,312	67,100,396
UBS Group AG(1)	9	102
Waddell & Reed Financial, Inc., Class A	9,248	158,881

		$825,915,331

Chemicals — 1.4%
AdvanSix, Inc.(1)	1,768	$45,473
Air Products and Chemicals, Inc.	9,369	2,078,606
Albemarle Corp.	90,157	6,267,715
Balchem Corp.	17,292	1,715,193

Security	Shares	Value
Celanese Corp.	16,713	$2,043,833
Chemours Co. (The)	151	2,256
Corteva, Inc.(1)	483,746	13,544,888
Dow, Inc.(1)	425,901	20,294,183
DuPont de Nemours, Inc.	488,934	34,865,884
Eastman Chemical Co.	650	47,989
Ecolab, Inc.	578,361	114,538,612
International Flavors & Fragrances, Inc.	5,000	613,450
Linde PLC	6,143	1,190,022
LyondellBasell Industries NV, Class A	4,274	382,395
NewMarket Corp.	12,318	5,815,205
PPG Industries, Inc.	409,020	48,472,960
Sherwin-Williams Co. (The)	52,582	28,913,264
Westlake Chemical Corp.	1,000	65,520

		$280,897,448

Commercial Services & Supplies — 0.2%
Copart, Inc.(1)	3,800	$305,254
Pitney Bowes, Inc.	14,270	65,214
Republic Services, Inc.	1,750	151,462
Stericycle, Inc.(1)	8,000	407,440
Waste Connections, Inc.	115,655	10,640,260
Waste Management, Inc.	202,580	23,296,700

		$34,866,330

Communications Equipment — 1.7%
Arista Networks, Inc.(1)	777,596	$185,783,236
Cisco Systems, Inc.	2,515,750	124,303,207
Juniper Networks, Inc.	285,300	7,061,175
Motorola Solutions, Inc.	38,385	6,541,188
Nokia Oyj ADR	192	972

		$323,689,778

Construction & Engineering — 0.0%(2)
Fluor Corp.	2,400	$45,912
Jacobs Engineering Group, Inc.	83,115	7,605,022
Quanta Services, Inc.	2,000	75,600

		$7,726,534

Construction Materials — 0.0%(2)
Vulcan Materials Co.	38,764	$5,862,667

		$5,862,667

Consumer Finance — 1.5%
American Express Co.	1,054,038	$124,671,615
Capital One Financial Corp.	132,363	12,042,386
Discover Financial Services	1,250,867	101,432,805
LendingClub Corp.(1)	15,938	208,469
Navient Corp.	10,200	130,560
SLM Corp.	10,200	90,015
Synchrony Financial	1,643,015	56,010,381

		$294,586,231

Containers & Packaging — 0.1%
Amcor PLC(1)	259,498	$2,530,105
AptarGroup, Inc.	65,000	7,699,250
Avery Dennison Corp.	2,250	255,533

Security	Shares	Value
Ball Corp.	53,090	$3,865,483
Crown Holdings, Inc.(1)	13,787	910,769
International Paper Co.	42,284	1,768,317
Packaging Corp. of America	7,390	784,079
Sealed Air Corp.	6,200	257,362
Sonoco Products Co.	390	22,702
WestRock Co.	39,303	1,432,594

		$19,526,194

Distributors — 0.1%
Genuine Parts Co.	211,037	$21,017,175
LKQ Corp.(1)	49,518	1,557,341

		$22,574,516

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	25,610	$604,908
Service Corporation International	8,100	387,261

		$992,169

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class A(1)	453	$141,259,896
Berkshire Hathaway, Inc., Class B(1)	1,629,609	338,991,264

		$480,251,160

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	712,904	$26,976,287
CenturyLink, Inc.	5,086	63,473
Frontier Communications Corp.(1)	894	775
Verizon Communications, Inc.	1,185,329	71,546,459
Windstream Holdings, Inc.(1)	821	173

		$98,587,167

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$3,019,590
Edison International	1,134	85,526
Entergy Corp.	1,300	152,568
Exelon Corp.	28,310	1,367,656
NextEra Energy, Inc.	130,151	30,323,882
Southern Co. (The)	102,565	6,335,440

		$41,284,662

Electrical Equipment — 0.9%
Acuity Brands, Inc.	11,121	$1,499,000
AMETEK, Inc.	64,232	5,897,782
Eaton Corp. PLC	85,806	7,134,769
Emerson Electric Co.	2,161,529	144,519,829
Hubbell, Inc.	1,978	259,909
nVent Electric PLC	4	88
Rockwell Automation, Inc.	112,165	18,484,792

		$177,796,169

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	11,144	$1,075,396
CDW Corp.	142,695	17,585,732
Corning, Inc.	1,592,648	45,422,321
FLIR Systems, Inc.	1,750	92,033

Security	Shares	Value
Keysight Technologies, Inc.(1)	13,835	$1,345,454
Knowles Corp.(1)	8,001	162,740
TE Connectivity, Ltd.	41,846	3,899,210
Trimble, Inc.(1)	3,200	124,192

		$69,707,078

Energy Equipment & Services — 0.3%
Apergy Corp.(1)	37,118	$1,004,042
Core Laboratories NV	16,652	776,316
Frank’s International NV(1)	1,500,000	7,125,000
Halliburton Co.	948,842	17,885,672
National Oilwell Varco, Inc.	5,061	107,293
Schlumberger, Ltd.	1,174,234	40,123,576
Transocean, Ltd.(1)	3,626	16,208

		$67,038,107

Entertainment — 2.3%
Activision Blizzard, Inc.	218,092	$11,541,429
Electronic Arts, Inc.(1)	49,120	4,804,918
Liberty Braves Group, Series A(1)	1,236	34,398
Liberty Braves Group, Series C(1)	2,473	68,626
Liberty Formula One, Series A(1)	3,091	122,373
Liberty Formula One, Series C(1)	6,183	257,151
Live Nation Entertainment, Inc.(1)	43,744	2,901,977
Madison Square Garden Co. (The), Class A(1)	1,000	263,520
Netflix, Inc.(1)	154,600	41,374,052
Spotify Technology SA(1)	12,532	1,428,648
Viacom, Inc., Class B	371,798	8,934,306
Walt Disney Co. (The)	2,959,327	385,659,494

		$457,390,892

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	44,591	$9,860,408
AvalonBay Communities, Inc.	7,000	1,507,310
Host Hotels & Resorts, Inc.	222,765	3,851,607
ProLogis, Inc.	28,120	2,396,386
Public Storage	49	12,018
Simon Property Group, Inc.	25,563	3,978,882
Skechers U.S.A., Inc., Class A(3)	100,000	3,733,132

		$25,339,743

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	890,815	$256,652,710
Kroger Co. (The)	145,541	3,752,047
Sprouts Farmers Market, Inc.(1)	1,554,670	30,067,318
Sysco Corp.	442,713	35,151,412
Walgreens Boots Alliance, Inc.	650,624	35,986,013
Walmart, Inc.	423,689	50,283,411

		$411,892,911

Food Products — 1.9%
Archer-Daniels-Midland Co.	307,441	$12,626,602
Campbell Soup Co.	749,720	35,176,862
Conagra Brands, Inc.	499,875	15,336,165
Flowers Foods, Inc.	261,924	6,058,302

Security	Shares	Value
General Mills, Inc.	88,548	$4,880,766
Hain Celestial Group, Inc. (The)(1)	17,240	370,229
Hershey Co. (The)	555,434	86,086,716
Hormel Foods Corp.	289,691	12,668,187
JM Smucker Co. (The)	19,434	2,138,129
Kellogg Co.	67,139	4,320,394
Kraft Heinz Co. (The)	77,171	2,155,772
Lamb Weston Holdings, Inc.	115,108	8,370,654
McCormick & Co., Inc.	62,860	9,825,018
Mondelez International, Inc., Class A	792,632	43,848,402
Nestle SA	1,118,348	121,289,822
Tyson Foods, Inc., Class A	27,528	2,371,262

		$367,523,282

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	1,869,735	$156,440,728
ABIOMED, Inc.(1)	80,924	14,395,570
Alcon, Inc.(1)	22,924	1,336,240
Align Technology, Inc.(3)	18,700	3,382,189
Avanos Medical, Inc.(1)	542	20,303
Baxter International, Inc.	34,115	2,984,039
Becton, Dickinson and Co.	13,723	3,471,370
Boston Scientific Corp.(1)	90,143	3,667,919
Danaher Corp.	145,360	20,994,345
DexCom, Inc.(1)	94,962	14,172,129
Edwards Lifesciences Corp.(1)	10,027	2,205,038
Hologic, Inc.(1)	154,947	7,823,274
Integra LifeSciences Corp.(3)	520,000	31,220,782
Intuitive Surgical, Inc.(1)	139,737	75,448,198
Medtronic PLC	533,984	58,001,342
Penumbra, Inc.(1)	75,462	10,148,884
Smith & Nephew PLC ADR	5,500	264,715
Stryker Corp.	271,713	58,771,522
Varian Medical Systems, Inc.(1)	25,609	3,049,776
Zimmer Biomet Holdings, Inc.	151,526	20,799,974

		$488,598,337

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.(1)	32,000	$994,560
Anthem, Inc.	144,301	34,646,670
Cardinal Health, Inc.	29,103	1,373,371
Centene Corp.(1)	61,728	2,670,353
Cigna Corp.(1)	26,911	4,084,821
Covetrus, Inc.(1)	10,538	125,297
CVS Health Corp.	1,240,436	78,234,299
DaVita, Inc.(1)	157,055	8,963,129
HCA Healthcare, Inc.	187,964	22,634,625
Henry Schein, Inc.(1)	26,346	1,672,971
Humana, Inc.	1,323	338,251
McKesson Corp.	6,096	833,079
Molina Healthcare, Inc.(1)	151,406	16,612,266
UnitedHealth Group, Inc.	109,817	23,865,430

		$197,049,122

Security	Shares	Value
Health Care Technology — 0.0%(2)
Cerner Corp.	17,440	$1,188,885

		$1,188,885

Hotels, Restaurants & Leisure — 4.2%
Aramark	111,669	$4,866,535
Carnival Corp.	22,069	964,636
Chipotle Mexican Grill, Inc.(1)	121,117	101,795,205
Choice Hotels International, Inc.	30,002	2,668,978
Darden Restaurants, Inc.	52,839	6,246,627
Domino’s Pizza, Inc.	148	36,199
Dunkin’ Brands Group, Inc.	6,300	499,968
Hilton Worldwide Holdings, Inc.	106,201	9,888,375
Hyatt Hotels Corp., Class A	653,442	48,139,072
Marriott International, Inc., Class A	1,575,495	195,944,313
McDonald’s Corp.	63,948	13,730,275
MGM Resorts International	501,341	13,897,173
Starbucks Corp.	4,049,515	358,058,116
Texas Roadhouse, Inc.(3)	18,691	981,160
Texas Roadhouse, Inc.	398,116	20,909,052
Yum China Holdings, Inc.	366,518	16,650,913
Yum! Brands, Inc.	329,811	37,410,462

		$832,687,059

Household Durables — 0.2%
D.R. Horton, Inc.	5,956	$313,941
Leggett & Platt, Inc.	53,479	2,189,430
Lennar Corp., Class A	8,589	479,696
Lennar Corp., Class B	21	932
Mohawk Industries, Inc.(1)	4,820	598,017
Newell Brands, Inc.	479,252	8,971,597
NVR, Inc.(1)	1,822	6,773,012
PulteGroup, Inc.	184,783	6,753,819
Tempur Sealy International, Inc.(1)	135,025	10,423,930
Toll Brothers, Inc.	2,223	91,254
Whirlpool Corp.	1,391	220,279

		$36,815,907

Household Products — 2.0%
Church & Dwight Co., Inc.	153,589	$11,556,036
Clorox Co. (The)	15,801	2,399,698
Colgate-Palmolive Co.	1,567,608	115,234,864
Energizer Holdings, Inc.	9,500	414,010
Kimberly-Clark Corp.	80,958	11,500,084
Procter & Gamble Co. (The)	2,083,524	259,148,715

		$400,253,407

Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp. (The)	1,730	$28,268
NRG Energy, Inc.	461	18,256

		$46,524

Security	Shares	Value
Industrial Conglomerates — 1.3%
3M Co.	725,002	$119,190,329
Carlisle Cos., Inc.	55,809	8,122,442
General Electric Co.	5,465,728	48,863,608
Honeywell International, Inc.	389,967	65,982,417
Roper Technologies, Inc.	20,247	7,220,080

		$249,378,876

Insurance — 1.8%
Aegon NV ADR	5	$21
Aflac, Inc.	706,153	36,945,925
Alleghany Corp.(1)	3,985	3,179,074
Allstate Corp. (The)	37,408	4,065,501
American International Group, Inc.	160,299	8,928,654
Aon PLC	131,568	25,467,618
Arch Capital Group, Ltd.(1)	239,759	10,065,083
Arthur J. Gallagher & Co.	444,814	39,841,990
Assurant, Inc.	11,200	1,409,184
Brighthouse Financial, Inc.(1)	936	37,880
Chubb, Ltd.	33,212	5,361,745
Cincinnati Financial Corp.	175,349	20,457,968
Fidelity National Financial, Inc.	55,779	2,477,145
Globe Life, Inc.	432,532	41,419,264
Hartford Financial Services Group, Inc.	83,487	5,060,147
Lincoln National Corp.	2,950	177,944
Markel Corp.(1)	6,362	7,519,248
Marsh & McLennan Cos., Inc.	153,381	15,345,769
MetLife, Inc.	16,911	797,523
Progressive Corp. (The)	1,331,288	102,841,998
Prudential Financial, Inc.	20,261	1,822,477
Reinsurance Group of America, Inc.	6,425	1,027,229
Travelers Cos., Inc. (The)	130,952	19,471,253
Trisura Group, Ltd.(1)	124	2,781
Willis Towers Watson PLC	101	19,490
WR Berkley Corp.	2,250	162,517

		$353,905,428

Interactive Media & Services — 7.5%
Alphabet, Inc., Class A(1)	300,207	$366,594,776
Alphabet, Inc., Class C(1)	379,229	462,280,151
Baidu, Inc. ADR(1)	72,500	7,450,100
CarGurus, Inc.(1)	37,803	1,170,003
Cars.com, Inc.(1)	400	3,592
Facebook, Inc., Class A(1)	3,401,272	605,698,518
IAC/InterActiveCorp.(1)	6,680	1,456,039
Twitter, Inc.(1)	568,044	23,403,413
Yelp, Inc.(1)	149,508	5,195,403

		$1,473,251,995

Security	Shares	Value
Internet & Direct Marketing Retail — 4.4%
Alibaba Group Holding, Ltd. ADR(1)	195,969	$32,771,896
Altaba, Inc.(1)	114,070	2,222,083
Amazon.com, Inc.(1)	388,200	673,880,262
Booking Holdings, Inc.(1)	52,136	102,322,635
Ctrip.com International, Ltd. ADR(1)	5,200	152,308
eBay, Inc.	1,342,916	52,346,866
Expedia Group, Inc.	2,670	358,875
Qurate Retail, Inc., Series A(1)	97,587	1,006,610
Wayfair, Inc., Class A(1)	60,453	6,777,990

		$871,839,525

IT Services — 3.5%
Accenture PLC, Class A	818,257	$157,391,734
Akamai Technologies, Inc.(1)	226,957	20,739,331
Alliance Data Systems Corp.	686	87,897
Automatic Data Processing, Inc.	173,317	27,976,830
Broadridge Financial Solutions, Inc.	50,205	6,247,008
CACI International, Inc., Class A(1)	13,584	3,141,436
Cognizant Technology Solutions Corp., Class A	6,590	397,146
Fidelity National Information Services, Inc.	18,757	2,490,179
Fiserv, Inc.(1)	670,623	69,469,837
Global Payments, Inc.	4	636
International Business Machines Corp.	547,843	79,667,329
Mastercard, Inc., Class A	80,067	21,743,795
Okta, Inc.(1)	183,039	18,022,020
Paychex, Inc.	265,773	21,998,031
PayPal Holdings, Inc.(1)	286,072	29,634,198
Sabre Corp.	157,290	3,522,510
Shopify, Inc., Class A(1)	12,524	3,903,230
Square, Inc., Class A(1)	234,588	14,532,727
Twilio, Inc., Class A(1)	444,521	48,879,529
VeriSign, Inc.(1)	19,370	3,653,763
Visa, Inc., Class A	858,357	147,645,988
Western Union Co. (The)	83,244	1,928,763

		$683,073,917

Leisure Products — 0.0%(2)
Hasbro, Inc.	786	$93,290
Mattel, Inc.(1)	3,941	44,888
Polaris Industries, Inc.	42,099	3,705,133

		$3,843,311

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	658,756	$50,480,472
Illumina, Inc.(1)	113,824	34,627,537
IQVIA Holdings, Inc.(1)	34,269	5,119,103
Thermo Fisher Scientific, Inc.	52,843	15,391,581

		$105,618,693

Machinery — 1.6%
Caterpillar, Inc.	271,825	$34,334,216
Cummins, Inc.	525	85,402
Deere & Co.	182,950	30,860,006
Donaldson Co., Inc.	138,864	7,232,037

Security	Shares	Value
Dover Corp.	340,788	$33,928,853
Fortive Corp.	29,955	2,053,715
Illinois Tool Works, Inc.	1,059,776	165,844,346
Ingersoll-Rand PLC	26,539	3,269,870
Lincoln Electric Holdings, Inc.	53,660	4,655,542
Manitowoc Co., Inc. (The)(1)	11,435	142,937
Middleby Corp.(1)	2,000	233,800
PACCAR, Inc.	186,094	13,028,441
Parker-Hannifin Corp.	18,857	3,405,763
Pentair PLC	4	151
Snap-on, Inc.	29,674	4,645,168
Stanley Black & Decker, Inc.	288	41,590
Trinity Industries, Inc.	11,100	218,448
WABCO Holdings, Inc.(1)	3,080	411,950
Wabtec Corp.	14,082	1,011,933
Welbilt, Inc.(1)	45,741	771,193
Xylem, Inc.	100,350	7,989,867

		$314,165,228

Media — 0.9%
CBS Corp., Class B	550,412	$22,220,132
Comcast Corp., Class A	2,534,965	114,276,222
Discovery, Inc., Class A(1)	23,301	620,506
Discovery, Inc., Class C(1)	207	5,096
Factset Research Systems, Inc.(3)	75,000	18,213,639
Fox Corp., Class A	5,412	170,667
Interpublic Group of Cos., Inc. (The)	726	15,653
Liberty Broadband Corp., Series A(1)	3,091	323,071
Liberty Broadband Corp., Series C(1)	6,183	647,175
Liberty Global PLC, Class A(1)	8,854	219,137
Liberty Global PLC, Class C(1)	27,614	656,937
Liberty Latin America Ltd., Class A(1)	1,546	26,390
Liberty Latin America Ltd., Class C(1)	4,825	82,483
Liberty SiriusXM Group, Series A(1)	12,367	514,096
Liberty SiriusXM Group, Series C(1)	24,734	1,037,839
News Corp., Class A	24	334
Omnicom Group, Inc.	81,796	6,404,627
Sinclair Broadcast Group, Inc., Class A	2,500	106,850
Sirius XM Holdings, Inc.	53,280	333,266
TEGNA, Inc.	1,201	18,652

		$165,892,772

Metals & Mining — 0.1%
Alcoa Corp.(1)	5,862	$117,650
Cleveland-Cliffs, Inc.	527,743	3,810,305
Freeport-McMoRan, Inc.	44,208	423,071
Glencore PLC(1)	598,405	1,803,322
Nucor Corp.	233,185	11,871,448
Sibanye Gold, Ltd.(1)	64	89
Southern Copper Corp.	12,126	413,860
Steel Dynamics, Inc.	232,124	6,917,295

		$25,357,040

Security	Shares	Value
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	52,125	$4,924,249
Dominion Energy, Inc.	13,510	1,094,850
DTE Energy Co.	64,168	8,531,777
Sempra Energy	66,344	9,793,038
WEC Energy Group, Inc.	8,855	842,111

		$25,186,025

Multiline Retail — 0.1%
Dollar Tree, Inc.(1)	139,458	$15,920,525
Nordstrom, Inc.	7,429	250,134
Target Corp.	36,405	3,892,059

		$20,062,718

Oil, Gas & Consumable Fuels — 2.7%
Antero Resources Corp.(1)	1,876,986	$5,668,498
California Resources Corp.(1)	275	2,805
Cheniere Energy, Inc.(1)	642,304	40,503,690
Chesapeake Energy Corp.(1)	284	400
Chevron Corp.	991,209	117,557,387
Concho Resources, Inc.	40,000	2,716,000
ConocoPhillips	288,791	16,455,311
Devon Energy Corp.	1,378,677	33,170,969
EOG Resources, Inc.	879,557	65,280,721
EQT Corp.	180,474	1,920,243
Equitrans Midstream Corp.	144,379	2,100,714
Exxon Mobil Corp.	2,763,588	195,136,949
Hess Corp.	64,190	3,882,211
HollyFrontier Corp.	8,000	429,120
Kinder Morgan, Inc.	50,432	1,039,404
Marathon Oil Corp.	123,481	1,515,112
Marathon Petroleum Corp.	168,145	10,214,809
Murphy Oil Corp.	145,312	3,212,848
Occidental Petroleum Corp.	101,169	4,498,985
Phillips 66	182,157	18,652,877
Pioneer Natural Resources Co.	15,875	1,996,599
Range Resources Corp.	664,831	2,539,654
Royal Dutch Shell PLC, Class A, ADR	40,356	2,374,951
Southwestern Energy Co.(1)	720	1,390
Valero Energy Corp.	28,568	2,435,136
Williams Cos., Inc. (The)	20,025	481,802
WPX Energy, Inc.(1)	666	7,053

		$533,795,638

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	39,043	$7,767,605
Unilever NV - NY Shares	19,032	1,142,491
Unilever PLC ADR	18,708	1,124,351

		$10,034,447

Pharmaceuticals — 5.1%
Allergan PLC	92,099	$15,499,341
AstraZeneca PLC ADR	216,121	9,632,513
Bristol-Myers Squibb Co.	2,095,768	106,276,395
Catalent, Inc.(1)	45,943	2,189,643

Security	Shares	Value
Eli Lilly & Co.	1,916,376	$214,308,328
GlaxoSmithKline PLC ADR	1,468	62,654
Johnson & Johnson	2,439,263	315,591,847
Mallinckrodt PLC(1)	6	14
Merck & Co., Inc.	2,125,936	178,961,292
Novartis AG ADR	123,355	10,719,550
Novo Nordisk A/S ADR	1,287,041	66,540,020
Pfizer, Inc.	2,104,577	75,617,452
Roche Holding AG ADR	35,808	1,305,202
Sanofi ADR	5,100	236,283
Takeda Pharmaceutical Co., Ltd. ADR(1)	31,905	548,766
Teva Pharmaceutical Industries, Ltd. ADR(1)	576,992	3,969,705
Zoetis, Inc.	30,891	3,848,710

		$1,005,307,715

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,780,038
Nielsen Holdings PLC	72,356	1,537,565
On Assignment, Inc.(1)	228,139	14,340,818
Verisk Analytics, Inc.	102,837	16,262,643

		$33,921,064

Road & Rail — 1.0%
Canadian National Railway Co.	405,943	$36,478,038
Canadian Pacific Railway, Ltd.	942	209,557
CSX Corp.	471,052	32,629,772
Kansas City Southern	12,000	1,596,120
Lyft, Inc., Class A(1)	34,899	1,425,275
Norfolk Southern Corp.	238,493	42,847,653
Union Pacific Corp.	435,536	70,548,121

		$185,734,536

Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.	635,826	$71,040,839
Applied Materials, Inc.	195,223	9,741,628
ASML Holding NV - NY Shares	12,063	2,996,691
Broadcom, Inc.	89,633	24,744,982
Cypress Semiconductor Corp.	107,346	2,505,456
Intel Corp.	7,255,880	373,895,496
Lam Research Corp.	49,213	11,373,616
Marvell Technology Group, Ltd.	95,391	2,381,913
Microchip Technology, Inc.	577,298	53,636,757
Micron Technology, Inc.(1)	231,291	9,910,819
NVIDIA Corp.(3)	19,186	3,338,037
NVIDIA Corp.	455,735	79,329,792
Qorvo, Inc.(1)	13,586	1,007,266
QUALCOMM, Inc.	3,890,515	296,768,484
Texas Instruments, Inc.	1,046,809	135,289,595
Versum Materials, Inc.	1,129	59,758
Xilinx, Inc.	105,444	10,112,080

		$1,088,133,209

Software — 6.8%
Adobe, Inc.(1)	393,845	$108,799,681
ANSYS, Inc.(1)	4,596	1,017,371
Autodesk, Inc.(1)	17,970	2,654,169

Security	Shares	Value
Box, Inc., Class A(1)	176,143	$2,916,928
Cadence Design Systems, Inc.(1)	559,754	36,988,544
CDK Global, Inc.	3	144
Check Point Software Technologies, Ltd.(1)	151,500	16,589,250
Citrix Systems, Inc.	6,649	641,761
Coupa Software, Inc.(1)	28,188	3,652,319
DocuSign, Inc.(1)	1,109,010	68,669,899
Dropbox, Inc., Class A(1)	1,553,027	31,324,555
Envestnet, Inc.(1)	65,000	3,685,500
FireEye, Inc.(1)	82,732	1,103,645
Fortinet, Inc.(1)	20,179	1,548,940
Guidewire Software, Inc.(1)	67,000	7,060,460
Intuit, Inc.	82,728	22,000,684
LogMeIn, Inc.	1,026	72,805
Manhattan Associates, Inc.(1)	56,873	4,587,945
Microsoft Corp.	3,927,932	546,100,386
Nutanix, Inc., Class A(1)	18,402	483,053
Oracle Corp.	1,350,022	74,291,711
Palo Alto Networks, Inc.(1)	178,467	36,376,929
Paycom Software, Inc.(1)	550,825	115,392,329
Proofpoint, Inc.(1)	34,904	4,504,361
salesforce.com, Inc.(1)	264,101	39,203,152
ServiceNow, Inc.(1)	177,587	45,080,460
Slack Technologies, Inc., Class A(1)	856,917	20,334,640
Splunk, Inc.(1)	400,991	47,260,799
Symantec Corp.	194,276	4,590,742
Synopsys, Inc.(1)	18,742	2,572,340
Teradata Corp.(1)	200	6,200
Tyler Technologies, Inc.(1)	232,333	60,987,413
Workday, Inc., Class A(1)	167,616	28,488,015

		$1,338,987,130

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	78,893	$13,048,902
AutoNation, Inc.(1)	13,540	686,478
AutoZone, Inc.(1)	2,475	2,684,434
Bed Bath & Beyond, Inc.	22,000	234,080
Best Buy Co., Inc.	291,979	20,143,631
Burlington Stores, Inc.(1)	17,552	3,507,241
CarMax, Inc.(1)	6,276	552,288
Dick’s Sporting Goods, Inc.	35,000	1,428,350
Gap, Inc. (The)	154,138	2,675,836
GNC Holdings, Inc., Class A(1)	900	1,926
Home Depot, Inc. (The)(3)	11,095	2,573,490
Home Depot, Inc. (The)	41,738	9,684,051
L Brands, Inc.	307,212	6,018,283
Lowe’s Cos., Inc.	996,668	109,593,613
O’Reilly Automotive, Inc.(1)	158,453	63,145,105
Ross Stores, Inc.(3)	60,000	6,589,023
Ross Stores, Inc.(3)	50,000	5,489,754
Ross Stores, Inc.(3)	15,000	1,646,926
Ross Stores, Inc.	420,262	46,165,781

Security	Shares	Value
Signet Jewelers, Ltd.	65,986	$1,105,925
Tiffany & Co.	14,845	1,375,092
TJX Cos., Inc. (The)	2,082,986	116,105,640
Tractor Supply Co.	244,964	22,154,544
Ulta Beauty, Inc.(1)	101,010	25,318,156

		$461,928,549

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	2,777,470	$622,069,956
Dell Technologies, Class C(1)	2,415	125,242
Hewlett Packard Enterprise Co.	381,616	5,789,114
NetApp, Inc.	481,045	25,259,673
Pure Storage, Inc., Class A(1)	1,300,000	22,022,000

		$675,265,985

Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands, Inc.	221,909	$3,399,646
Kontoor Brands, Inc.(1)	37,542	1,317,724
NIKE, Inc., Class B	3,076,398	288,935,300
Under Armour, Inc., Class A(1)	2,400	47,856
VF Corp.	273,527	24,341,168

		$318,041,694

Thrifts & Mortgage Finance — 0.0%(2)
Essent Group, Ltd.	48,156	$2,295,597

		$2,295,597

Tobacco — 0.5%
Altria Group, Inc.	640,429	$26,193,546
British American Tobacco PLC ADR	3,399	125,423
Philip Morris International, Inc.	939,405	71,329,022

		$97,647,991

Trading Companies & Distributors — 0.2%
Fastenal Co.	979,228	$31,991,379
United Rentals, Inc.(1)	6,000	747,840
W.W. Grainger, Inc.	7,012	2,083,616

		$34,822,835

Water Utilities — 0.0%(2)
American Water Works Co., Inc.	1,900	$236,037

		$236,037

Wireless Telecommunication Services — 0.0%(2)
America Movil SAB de CV, Series L, ADR	270,852	$4,024,861
Sprint Corp.(1)	1	6
Vodafone Group PLC ADR	5	99

		$4,024,966

Total Common Stocks (identified cost $10,751,118,945)		$19,405,969,198

Rights — 0.0%(2)

Security	Shares	Value
Pharmaceuticals — 0.0%(2)
Sanofi, Exp. 12/31/20(1)	6,984	$3,981

		Value
Total Rights (identified cost $16,440)		$3,981

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(4)	277,325,624	$277,297,892

Total Short-Term Investments (identified cost $277,320,301)		$277,297,892

Total Investments — 100.0% (identified cost $11,028,455,686)		$19,683,271,071

Other Assets, Less Liabilities — (0.0)%(2)		$(6,385,485)

Net Assets — 100.0%		$19,676,885,586

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Restricted security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2019, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Align Technology, Inc.	6/20/19	6/20/20	18,700	$5,547,577	$3,382,189
Factset Research Systems, Inc.	9/19/19	9/19/20	75,000	21,214,388	18,213,639
Home Depot, Inc. (The)	6/20/19	6/20/20	11,095	2,305,710	2,573,490
Integra LifeSciences Corp.	9/19/19	9/19/20	520,000	31,704,140	31,220,782
Lennox International, Inc.	6/20/19	6/20/20	25,181	6,827,920	6,116,239
NVIDIA Corp.	9/19/19	9/19/20	19,186	3,451,370	3,338,037
Ross Stores, Inc.	3/21/19	3/21/20	50,000	4,573,000	5,489,754
Ross Stores, Inc.	6/20/19	6/20/20	60,000	6,199,078	6,589,023
Ross Stores, Inc.	9/19/19	9/19/20	15,000	1,629,835	1,646,926
Skechers U.S.A., Inc., Class A	9/19/19	9/19/20	100,000	3,453,272	3,733,132
Texas Roadhouse, Inc.	9/19/19	9/19/20	18,691	1,000,029	981,160

Total Restricted Securities				$87,906,319	$83,284,371

At September 30, 2019, the value of the Portfolio’s investment in affiliated funds was $277,297,892, which represents 1.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$234,953,084	$277,557,691	$(235,206,036)	$2,811	$(9,658)	$277,297,892	$4,074,344	277,325,624

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$2,180,934,153	$18,213,639		$—	$2,199,147,792
Consumer Discretionary	2,689,991,296	17,280,353		—	2,707,271,649
Consumer Staples	1,684,682,344	121,289,822		—	1,805,972,166
Energy	600,833,745	—		—	600,833,745
Financials	3,116,231,133	14,313,782		—	3,130,544,915
Health Care	2,302,087,218	34,602,971		—	2,336,690,189
Industrials	2,016,799,066	6,116,239		—	2,022,915,305
Information Technology	4,175,519,060	3,338,037		—	4,178,857,097
Materials	329,839,938	1,803,411		—	331,643,349
Real Estate	21,606,610	3,733,133		—	25,339,743
Utilities	66,753,248	—		—	66,753,248
Total Common Stocks	$19,185,277,811	$220,691,387	*	$—	$19,405,969,198
Rights	$3,981	$—		$—	$3,981
Short-Term Investments	—	277,297,892		—	277,297,892
Total Investments	$19,185,281,792	$497,989,279		$—	$19,683,271,071

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.